SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
SHORT TERM INVESTMENT
4. SHORT-TERM INVESTMENT

	As of December 31,
	2021	2022
	RMB	RMB
Time deposits	167,781	142,357
Wealth management products	212,271	69,646

Total short-term investment	380,052	212,003

The Group’s wealth management products mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased or revolving terms. For the years ended December 31, 2020, 2021 and 2022, the weighted average return of the wealth management products were 3.4%, 5.2% and 2.04%, respectively.